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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05460
                                   ---------------------------------------------


                          AIM Treasurer's Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713)626-1919
                                                    ----------------------------

Date of fiscal year end: 8/31
                         -------------------------------------------------------

Date of reporting period: 05/31/08
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                                PREMIER PORTFOLIO
                          PREMIER TAX-EXEMPT PORTFOLIO
                     PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
              Quarterly Schedule of Portfolio Holdings May 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-TST-QTR-1 05/08           Invesco Aim Advisors, Inc.

PREMIER PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2008
(Unaudited)

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
COMMERCIAL PAPER-40.12%(a)
ASSET-BACKED SECURITIES - COMMERCIAL
   LOANS/LEASES-4.68%
Amstel Funding Corp.
   2.73%(b)(c)                                 08/05/08   $      50,000   $    49,753,542
   2.77%(b)(c)                                 08/21/08          49,000        48,694,608
   2.85%(b)(c)                                 06/30/08          27,476        27,412,920
   2.87%(b)(c)                                 07/08/08          34,000        33,899,709
   3.04%(b)(c)                                 07/22/08          25,000        24,892,333
   3.06%(b)(c)                                 10/22/08          30,000        29,635,350
Atlantis One Funding Corp.
    2.75%(b)(c)                                07/07/08          50,000        49,862,500
                                                                          ---------------
                                                                              264,150,962
                                                                          ---------------
ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-2.65%
Old Line Funding, LLC
   2.60%(b)                                    07/10/08          50,000        49,859,167
   2.65%(b)                                    07/28/08          50,000        49,790,208
   2.65%(b)                                    08/15/08          50,000        49,723,958
                                                                          ---------------
                                                                              149,373,333
                                                                          ---------------
ASSET-BACKED SECURITIES - FULLY BACKED-2.10%
Curzon Funding Ltd./LLC
   (CEP-American International Group, Inc.)
   3.05%(b)                                    07/07/08          75,000        74,771,250
   3.22%(b)                                    06/24/08          43,750        43,659,997
                                                                          ---------------
                                                                              118,431,247
                                                                          ---------------
ASSET-BACKED SECURITIES - FULLY SUPPORTED
   BANK-7.56%
Concord Minutemen Capital Co., LLC
   (Multi CEP's-Liberty Hampshire Co., LLC;
   agent)
   2.90%(b)                                    11/07/08          50,000        49,359,583
   2.85%(b)                                    07/25/08          25,000        24,893,125
   3.05%(b)                                    06/12/08          50,000        49,953,403
Crown Point Capital Co., LLC
   (Multi CEP's-Liberty Hampshire Co., LLC;
   agent)
   2.85%(b)                                    07/25/08          20,000        19,914,520
   2.90%(b)                                    07/25/08          50,000        49,782,480
   2.80%(b)                                    08/07/08          50,000        49,739,444

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
ASSET-BACKED SECURITIES - FULLY SUPPORTED
   BANK-(CONTINUED)
Gotham Funding Corp.
   (CEP-Bank of Tokyo-Mitsubishi Ltd.)
   2.53%(b)(c)                                 06/23/08   $      49,300   $    49,223,927
Lexington Parker Capital Co., LLC
   (Multi CEP's-Liberty Hampshire Co., LLC;
   agent)
   3.06%(b)                                    07/18/08          20,000        19,920,100
LMA Americas LLC
   (CEP-Credit Agricole S.A.)
   2.70%(b)(c)                                 08/18/08          50,000        49,707,500
Picaros Funding LLC/PLC
   (CEP-KBC Bank N.V.)
   2.73%(b)(c)                                 08/04/08          40,000        39,805,867
   2.87%(b)(c)                                 09/09/08          25,000        24,800,695
                                                                          ---------------
                                                                              427,100,644
                                                                          ---------------
ASSET-BACKED SECURITIES -
   MULTI-PURPOSE-9.56%
Atlantic Asset Securitization LLC
   2.57%(b)                                    07/10/08          64,000        63,821,813
Chariot Funding, LLC/Ltd.
   2.48%(b)                                    06/06/08          27,259        27,249,611
Clipper Receivables Co., LLC
   2.55%(b)                                    06/09/08          50,000        49,971,667
Enterprise Funding Co., LLC
   2.60%(b)                                    07/25/08         100,000        99,610,000
Gemini Securitization Corp., LLC
   2.65%(b)                                    07/28/08          40,000        39,832,167
   2.67%(b)                                    08/26/08          50,000        49,681,083
   2.83%(b)                                    06/02/08          25,000        24,998,035
   3.00%(b)                                    06/03/08          75,000        74,987,500
Victory Receivables Corp.                      06/18/08          50,000        49,939,791
   2.55%(b)(c)
Yorktown Capital LLC
   2.90%(b)                                    06/06/08          60,000        59,975,833
                                                                          ---------------
                                                                              540,067,500
                                                                          ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER PORTFOLIO

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
ASSET-BACKED SECURITIES - SECURITIES-2.92%
Grampian Funding Ltd./LLC
   2.60%(b)(c)                                 07/21/08   $      50,000   $    49,819,445
   2.66%(b)(c)                                 07/14/08          40,000        39,872,911
   2.73%(b)(c)                                 07/02/08          25,000        24,941,229
   3.03%(b)(c)                                 06/09/08          50,000        49,966,389
                                                                          ---------------
                                                                              164,599,974
                                                                          ---------------
ASSET-BACKED SECURITIES - TRADE
   RECEIVABLES-0.88%
Eureka Securitization, Inc.
   2.60%(b)                                    07/01/08          50,000        49,891,667
                                                                          ---------------
DIVERSIFIED BANKS-4.05%
Bank of America Corp.
   2.74%                                       09/12/08          40,000        39,686,422
Dexia Delaware LLC
   2.63%(c)                                    10/10/08          50,000        49,520,576
Royal Bank of Canada
   2.35%(c)                                    06/16/08          64,811        64,747,539
Societe Generale North America, Inc.
   3.25%(c)                                    06/16/08          50,000        49,932,292
   3.32%(c)                                    06/27/08          25,000        24,940,056
                                                                          ---------------
                                                                              228,826,885
                                                                          ---------------
DIVERSIFIED CAPITAL MARKETS-2.20%
Morgan Stanley
   2.82%                                       08/11/08          75,000        74,582,875
   2.89%                                       07/31/08          50,000        49,759,167
                                                                          ---------------
                                                                              124,342,042
                                                                          ---------------
REGIONAL BANKS-3.52%
ANZ National (International) Ltd.
   2.68%(b)(c)                                 10/14/08          50,000        49,497,500
Bank of Ireland
   2.73%(b)(c)                                 06/17/08          50,000        49,939,333
KBC Financial Products International Ltd.
   2.73%(b)(c)                                 10/02/08          25,000        24,766,813
Swedbank A.B.
   2.70%(c)                                    08/22/08          50,000        49,692,500
   2.72%(c)                                    07/09/08          25,000        24,928,222
                                                                          ---------------
                                                                              198,824,368
                                                                          ---------------
      Total Commercial Paper
         (Cost $2,265,608,622)                                              2,265,608,622
                                                                          ---------------
CERTIFICATES OF DEPOSIT-25.59%
Abbey National North America LLC
   2.97%                                       10/28/08          50,000        50,002,039
Abbey National Treasury Services PLC
   2.64%(d)                                    10/02/08          50,000        50,037,303

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
CERTIFICATES OF DEPOSIT-(CONTINUED)
Allied Irish Banks, PLC
   2.65%                                       09/11/08   $      25,000   $    25,000,000
   3.08%                                       10/20/08          50,000        50,000,000
Australia and New Zealand Banking Group Ltd.
   2.82%                                       09/05/08          50,000        50,021,643
Banco Bilbao Vizcaya Argentaria, S.A.
   2.69%                                       10/09/08          40,000        40,000,000
   3.05%                                       06/03/08          50,000        50,000,000
Banco Santander, S.A.
   2.65%                                       09/17/08          40,000        40,000,000
Bank of Scotland PLC
   2.66%                                       09/02/08          50,000        50,001,277
   2.74%                                       10/09/08          25,000        25,000,000
Barclays Bank PLC
   3.05%                                       08/27/08          40,000        40,000,000
   5.35%                                       06/04/08          40,000        40,000,008
CALYON S.A.
   2.72%                                       10/14/08          25,000        25,000,000
   2.85%                                       10/21/08          25,000        25,000,972
   4.29%                                       07/08/08          50,000        50,000,000
Credit Suisse                                  07/08/08          50,000        50,000,252
   4.31%
Deutsche Bank A.G.
   2.25%(d)                                    08/04/08          50,000        50,000,000
Lloyds TSB Bank PLC
   2.63%                                       07/09/08          50,000        50,000,000
National Australia Bank (United Kingdom)
   2.63% (c)                                   08/13/08          50,000        50,001,007
Nordea Bank A.B.
   2.64%                                       10/14/08          50,000        50,000,000
Royal Bank of Canada
   2.85%                                       09/08/08          50,000        50,000,000
Royal Bank of Scotland PLC
   2.90%                                       08/04/08          25,000        25,000,439
Societe Generale
   2.93%                                       07/01/08          25,000        25,000,000
Societe Generale
   (United Kingdom)
   3.02%(c)                                    07/21/08          50,000        50,000,686
   3.04%(c)                                    08/26/08          50,000        50,001,182
Svenska Handelsbanken A.B.
   2.61%                                       10/01/08          25,000        24,994,099
   2.66%                                       10/09/08          40,000        40,001,425
Toronto Dominion Bank
   2.84%                                       08/06/08          50,000        50,000,000
UBS A.G.
   3.03%                                       08/21/08          30,000        30,000,332
   5.33%                                       06/10/08          50,000        50,000,000
   5.38%                                       06/02/08          40,000        40,000,000
UniCredito Italiano S.p.A
   2.70%                                       09/11/08          50,000        50,001,398
   2.73%                                       10/01/08          25,000        25,000,836
   3.21%                                       07/29/08          25,000        25,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER PORTFOLIO

                                                            PRINCIPAL
                                                              AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
CERTIFICATES OF DEPOSIT-(CONTINUED)
Westpac Banking Corp.
   2.69%                                       09/12/08   $      50,000   $    50,001,411
                                                                          ---------------
      Total Certificates of Deposit
         (Cost $1,445,066,309)                                              1,445,066,309
                                                                          ---------------
MASTER NOTE AGREEMENTS-4.48%
Goldman Sachs Credit Partners L.P.
   2.63%(b)(e)(f)                                    --          75,000        75,000,000
Lehman Brothers Inc.
   2.73%(b)(e)(f)                                    --         100,000       100,000,000
Merrill Lynch Mortgage Capital, Inc.
   2.68%(b)(e)(f)                                    --          78,000        78,000,000
                                                                          ---------------
      Total Master Note Agreements
         (Cost $253,000,000)                                                  253,000,000
                                                                          ---------------
MEDIUM-TERM NOTES-3.81%
Credit Agricole S.A.
   Floating Rate MTN
   2.91%(b)(c)(d)                              08/26/08          20,000        20,000,000
Metropolitan Life Global Funding I
   Sr. Sec. Sub. Floating Rate MTN
   2.61%(b)(d)                                 09/12/08          10,000        10,000,000
National Australia Bank Ltd.
   Floating Rate MTN
   2.70%(b)(c)(d)                              10/01/08          35,000        35,018,727
Procter & Gamble International Funding
   S.C.A. Sr. Unsec. Gtd. Floating Rate MTN
   2.79%(d)                                    02/19/09          25,000        25,000,000
Royal Bank of Scotland PLC
    Sr. Unsec. Floating Rate MTN
   2.72%(b)(c)(d)                              07/07/08          50,000        49,987,700
Westpac Banking Corp.,
   Floating Rate MTN
   2.71%(b)(c)(d)                              09/05/08          25,000        25,000,000
   2.93%(b)(c)(d)                              02/06/09          50,000        49,986,612
                                                                          ---------------
      Total Medium-Term Notes
         (Cost $214,993,039)                                                  214,993,039
                                                                          ---------------

                                                            PRINCIPAL
                                                              AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
VARIABLE RATE DEMAND NOTES-2.72%(g)
LETTER OF CREDIT ENHANCED-2.72%(h)
Albuquerque (City of), New Mexico (KTech
   Corp.); Series 2002, Taxable RB
   (LOC-Wells Fargo Bank, N.A.)
   2.43%                                       11/01/22   $       1,450   $     1,450,000
Capital Markets Access Co. (Cullman
   Outpatient Center);
   Series 2006 F, (LOC-Wachovia Bank, N.A.)
   2.52%                                       08/01/31           2,810         2,810,000
Capital Markets Access Co. (Surgery Center
   of Cullman); Series 2006 G,
   (LOC-Wachovia Bank, N.A.)
   2.52%                                       08/01/13           1,710         1,710,000
Forward Corp.;
   Series 2005, Taxable Securities
   (LOC-Fifth Third Bank)
   2.55%                                       12/01/30           3,600         3,600,000
Gainesville (City of), & Hall (County of),
   Georgia Development Authority (Fieldale
   Farms Corp.);
   Series 2006, Taxable IDR
   (LOC-Wachovia Bank, N.A.)
   2.52%                                       03/01/21          10,000        10,000,000
Germain Properties of Columbus Inc., Germain
   Real Estate Co. LLC and Germain Motor
   Co.;
   Series 2001, Taxable Notes
   (LOC-JPMorgan Chase Bank, N.A.)
   2.90%                                       03/01/31           2,414         2,414,000
GMS Associates III;
    Series 1995, (LOC-Bank of America, N.A.)
   2.90%                                       11/01/25           7,950         7,950,000
Habasit Holding America Inc.;
    Series 2006, (LOC-Bank of America, N.A.)
   2.50%                                       03/01/16           2,360         2,360,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER PORTFOLIO

                                                            PRINCIPAL
                                                              AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
LETTER OF CREDIT ENHANCED(h)-(CONTINUED)
LP Pinewood SPV LLC;
   Series 2003,
   Incremental Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   2.37%                                       02/01/18   $      62,900   $    62,900,000
Montgomery (City of),
   Alabama (Riverfront Stadium);
   Series 2003B, Taxable RB Wts.
   (LOC-Wachovia Bank, N.A.)
   2.38%                                       11/01/23           5,500         5,500,000
Port Blakely
   Communities, Inc. Washington;
   Series 2001 C, Taxable RB
   (LOC-Bank of America, N.A.)
   2.70%                                       02/15/21           6,275         6,275,000
Saint Jean Industries, Inc.;
   Series 2006, (LOC-General Electric
   Capital Corp.)
   2.70%(b)                                    10/01/21          12,205        12,205,000
Santa Rosa (City of),
   California (Rancheria
   Tachi Yokut Tribe);
   Series 2004, Taxable RB
   (LOC- JPMorgan Chase Bank, N.A.)
   2.50%                                       09/01/19          34,530        34,530,000
                                                                          ---------------
      Total Variable Rate Demand Notes
         (Cost $153,704,000)                                                  153,704,000
                                                                          ---------------
TIME DEPOSITS-2.39%
Danske Bank
   (United Kingdom) 2.40%(c)
   (Cost $135,000,000)                         06/02/08         135,000       135,000,000
FUNDING AGREEMENTS-1.42%
MetLife Insurance Co. of Connecticut
   Floating Rate
   (Acquired 10/12/07; Cost $35,000000)
   2.79%(b)(d)(i)                              10/10/08          35,000        35,000,000
Metropolitan Life Insurance Co.
   Floating Rate
   (Acquired 07/17/06; Cost $45,000,000)
   2.99%(b)(d)(i)                              11/18/08          45,000        45,000,000
                                                                          ---------------
      Total Funding Agreements
         (Cost $80,000,000)                                                    80,000,000
                                                                          ---------------

                                                                               VALUE
                                                                          ---------------
TOTAL INVESTMENTS (excluding Repurchase
   Agreements)-80.53%
   (Cost $4,547,371,970)                                                  $ 4,547,371,970
                                                                          ---------------

                                                            REPURCHASE
                                                              AMOUNT
                                                          -------------
REPURCHASE AGREEMENTS-19.40%(j)
BNP Paribas, Joint agreement dated 05/30/08,
   aggregate maturing value $900,193,125
   (collateralized by U.S. Government
   sponsored agency and Corporate
   obligations valued at
   $933,380,754; 0%-6.25%,
   01/23/09-04/01/38)
   2.58%, 06/02/08(c)                                     $ 270,057,938       270,000,000
Citigroup Global Markets Inc., Joint
   agreement dated 05/30/08, aggregate
   maturing value $750,159,688
   (collateralized by Corporate obligations
   valued at $787,500,000;
   0%-26.87%, 07/09/08-10/19/99)
   2.56%, 06/02/08                                          250,053,229       250,000,000
Deutsche Bank Securities Inc., Joint
   agreement dated 05/30/08, aggregate
   maturing value $2,000,391,667
   (collateralized by U.S. Government
   sponsored agency obligations valued at
   $2,040,000,000; 3.15%-8.46%,
   01/01/09-02/01/47)
   2.35%, 06/02/08                                           75,250,963        75,236,229
Fortis Bank N.A/S.A., Joint agreement dated
   05/30/08, aggregate maturing value
   $500,106,042 (collateralized by Corporate
   obligations valued at $525,000,000;
   0%-6.00%, 12/25/34-05/25/37)
   2.55%, 06/02/08(c)                                       250,053,021       250,000,000
Wachovia Capital Markets, LLC Joint
   agreement dated 05/30/08, aggregate
   maturing value $650,139,750
   (collateralized by Corporate obligations
   valued at $682,500,000; 0%,
   06/02/08-06/23/08)
   2.58%, 06/02/08                                          250,053,750       250,000,000
                                                                          ---------------
      Total Repurchase Agreements
         (Cost $1,095,236,229)                                              1,095,236,229
                                                                          ---------------
TOTAL INVESTMENTS(k)(l)-99.93%
   (Cost $5,642,608,199)                                                    5,642,608,199
                                                                          ---------------
OTHER ASSETS LESS LIABILITIES-0.07%                                             4,179,744
                                                                          ---------------
NET ASSETS-100.00%                                                        $ 5,646,787,943
                                                                          ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER PORTFOLIO

Investment Abbreviations:

CEP      -- Credit Enhancement Provider
Gtd.     -- Guaranteed
IDR      -- Industrial Development Revenue Bonds
LOC      -- Letter of Credit
MTN      -- Medium-Term Notes
RB       -- Revenue Bonds
Sec.     -- Secured
Sr.      -- Senior
Sub.     -- Subordinated
Unsec.   -- Unsecured
Wts.     -- Warrants

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2008 was $2,373,017,012, which represented 42.02% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     Belgium: 6.01%; France: 8.22%; United Kingdom: 8.85%; other countries less than 5%: 12.62%.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2008.

(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on May 31, 2008.

(g) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2008.

(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at May 31, 2008 was $80,000,000, which represented 1.42% of the Fund's Net Assets.

(j)  Principal amount equals value at period end. See Note 1G.

(k)  Also represents cost for federal income tax purposes.

(l) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2008
(Unaudited)

                                                                                          PRINCIPAL
                                                                    INTEREST   MATURITY     AMOUNT
                                                                      RATE       DATE       (000)         VALUE
                                                                    --------   --------   ---------   ------------
MUNICIPAL OBLIGATIONS-94.90%
ALABAMA-1.66%
   Gulf Shores (City of) Medical Clinic Board (Colonial Pinnacle
      MOB, LLC); Series 2007, VRD RB (LOC-Regions Bank) (a)(b)        1.72%    07/01/34   $   2,400   $  2,400,000
                                                                                                      ------------
ALASKA-2.61%
   Alaska (State of) Industrial Development Authority (Providence
      Medical Office Building); Series 1985, VRD IDR (LOC-KBC
      Bank N.V.) (a)(b)(c)                                            2.15%    06/01/10       1,770      1,770,000
   North Slope (Borough of); Series 2000 A, Ref. Unlimited Tax
      VRD GO (INS-MBIA Insurance Corp.) (b)(d)                        2.60%    06/30/10       2,000      2,000,000
                                                                                                      ------------
                                                                                                         3,770,000
                                                                                                      ------------
ARIZONA-3.58%
   Arizona State University Board of Regents; Series 2003 B, VRD
      RB (b)                                                          2.70%    07/01/34       5,165      5,165,000
                                                                                                      ------------
COLORADO-0.95%
   Colorado (State of) Housing and Finance Authority (Genesis
      Innovations, LLC and Saddlenotch, LLC); Series 2001,
      Economic Development VRD RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)(e)                                                       2.60%    09/01/21         265        265,000
   Concord (Metropolitan District of); Series 2004, Ref. &
      Improvement Unlimited Tax VRD GO (LOC-Wells Fargo Bank,
      N.A.) (a)(b)                                                    3.50%    12/01/29         800        800,000
   Idaho Springs (City of) (Safeway Inc.); Series 1993, Ref. VRD
      IDR (LOC-Deutsche Bank A.G.) (a)(b)(c)                          3.90%    06/01/08         310        310,000
                                                                                                      ------------
                                                                                                         1,375,000
                                                                                                      ------------
FLORIDA-4.49%
   Jacksonville (City of) Health Facilities Authority (University
      of Florida Jacksonville Physicians, Inc.); Series 2002, VRD
      RB (LOC-Bank of America, N.A.) (a)(b)                           1.65%    06/01/22       4,808      4,808,000
   Jupiter Island (Town of) (South Martin Regional Utility);
      Series 1998, Utility System RB (f)(g)                           5.00%    10/01/08         750        763,863
   Orange (County of) Housing Finance Authority (Windsor Pines);
      Series 2000 E, MFH VRD RB (LOC-Bank of America, N.A.)
      (a)(b)(e)                                                       1.75%    03/01/35         910        910,000
                                                                                                      ------------
                                                                                                         6,481,863
                                                                                                      ------------
GEORGIA-4.67%
   Albany (City of) & Dougherty (County of) Hospital Authority
      (Phoebe Putney Memorial Hospital); Series 1996, VRD RB (b)      2.25%    09/01/26       3,330      3,330,000
   Atlanta (City of); Series 1999 A, Water & Wastewater RB (f)(g)     5.00%    05/01/09       1,045      1,082,525
   Stephens (County of) Development Authority (Caterpillar Inc.);
      Series 2000, Solid Waste Disposal Facilities RB (b)(e)          2.12%    08/01/16       1,520      1,520,000
   Tallapoosa (City of) Development Authority (United States Can
      Co.); Series 1994, Ref. VRD IDR (LOC-Deutsche Bank A.G.)
      (a)(b)(c)                                                       2.35%    02/01/15         800        800,000
                                                                                                      ------------
                                                                                                         6,732,525
                                                                                                      ------------
ILLINOIS-9.85%
   Chicago (City of) (Churchview Supportive Living Facility);
      Series 2003, MFH VRD RB (LOC-Harris N.A.) (a)(b)(e)(h)          1.85%    03/01/33       3,000      3,000,000
   DeWitt, Piatt, and McLean (Counties of) (Blue Ridge Community
      Unit School District); Series 1999, Unlimited Tax GO (f)(g)     4.60%    12/01/08         860        870,372
   DuPage and Will (Counties of) (Indian Prairie Community Unit
      School District); Series 1998, School Building Unlimited
      Tax GO (f)(g)                                                   5.25%    12/30/08         400        406,716
   Illinois (State of) Development Finance Authority (Aurora
      Central Catholic High School); Series 1994, VRD RB
      (LOC-Allied Irish Banks PLC) (a)(b)(c)                          1.89%    04/01/24       1,000      1,000,000
   Illinois (State of) Development Finance Authority
      (Providence-St. Mel School); Series 2002, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                          1.85%    06/01/37       1,500      1,500,000
   Illinois (State of) Educational Facilities Authority (The
      University of Chicago); Series 2001 B-1, VRD RB (b)             3.45%    07/01/36         750        750,203
   Illinois (State of) Finance Authority (Advocate Health Care
      Network); Series 2008 A-2, RB (b)                               1.90%    11/01/30         685        685,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

                                                                                          PRINCIPAL
                                                                    INTEREST   MATURITY     AMOUNT
                                                                      RATE       DATE       (000)         VALUE
                                                                    --------   --------   ---------   ------------
ILLINOIS-(CONTINUED)
   Illinois (State of) Finance Authority (Dominican University);
      Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)      1.60%    03/01/36   $   1,000   $  1,000,000
   Monmouth (City of) Industrial Development Project (Monmouth
      College); Series 2005, VRD IDR (LOC-Allied Irish Banks PLC)
      (a)(b)(c)                                                       1.65%    06/01/35       5,000      5,000,000
                                                                                                      ------------
                                                                                                        14,212,291
                                                                                                      ------------
INDIANA-1.98%
   Indiana (State of) Health Facility Financing Authority (Stone
      Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase
      Bank, N.A.) (a)(b)                                              2.35%    02/01/25       1,500      1,500,000
   Indiana (State of) Housing Finance Authority (Pedcor
      Investments-Cumberland Crossing Apartments Development);
      Series 1997 M-B, MFH VRD RB (LOC-Federal Home Loan Bank of
      Indianapolis) (a)(b)(e)                                         1.78%    01/01/29         734        734,000
   Portage (City of) (Pedcor Investments-Port Crossing III
      Apartments); Series 1995 B, Economic Development VRD RB
      (LOC-Federal Home Loan Bank of Indianapolis) (a)(b)(e)          1.86%    08/01/30         627        627,000
                                                                                                      ------------
                                                                                                         2,861,000
                                                                                                      ------------
IOWA-1.94%
   Orange City (City of) (Vogel Enterprises, Ltd.); Series 2002,
      VRD IDR (LOC-U.S. Bank, N.A.) (a)(b)(e)                         1.80%    04/01/17       2,800      2,800,000
                                                                                                      ------------
KENTUCKY-3.95%
   Ewing (City of) Kentucky Area Development Districts Financing
      Trust; Series 2000, Lease Acquisition Program VRD RB
      (LOC-Wachovia Bank, N.A.) (a)(b)                                1.65%    06/01/33       2,701      2,701,000
   Newport (City of) Kentucky League of Cities Funding Trust;
      Series 2002, Lease Program VRD RB (LOC-U.S. Bank, N.A.)
      (a)(b)                                                          1.66%    04/01/32       3,000      3,000,000
                                                                                                      ------------
                                                                                                         5,701,000
                                                                                                      ------------
MARYLAND-3.18%
   Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref.
      Economic Development VRD RB (LOC-BNP Paribas) (a)(b)(c)         1.60%    12/01/17       3,648      3,648,000
   Harford (County of); Series 2001, Consolidated Public
      Improvement Unlimited Tax GO                                    4.20%    01/15/09         300        304,054
   Queen Anne's (County of) (Safeway Inc.); Series 1994, Ref.
      Economic Development VRD RB (LOC-Deutsche Bank A.G.)
      (a)(b)(c)                                                       3.90%    12/01/09         640        640,000
                                                                                                      ------------
                                                                                                         4,592,054
                                                                                                      ------------
MICHIGAN-0.48%
   Michigan (State of) State Building Authority (Facilities
      Program); Series 1999 I, RB (f)                                 4.63%    10/15/08         445        449,298
   Michigan (State of) Housing Development Authority (Berrien
      Woods III Apartments); Series 2000 B, MFH VRD RB
      (LOC-Federal Home Loan Bank of Indianapolis) (a)(b)(e)          1.81%    07/01/32         250        250,000
                                                                                                      ------------
                                                                                                           699,298
                                                                                                      ------------
MINNESOTA-2.43%
   Minnesota (State of) Rural Water Finance Authority; Series
      2008, Public Construction RN                                    2.75%    06/01/09         800        805,499
   Winona (City of) Port Authority (Bay State Milling Co.);
      Series 2001A, VRD IDR (LOC-Harris Bank N.A.) (a)(b)(e)          1.85%    06/01/11       2,700      2,700,000
                                                                                                      ------------
                                                                                                         3,505,499
                                                                                                      ------------
MISSOURI-0.75%
   Missouri (State of) Health & Educational Facilities Authority
      (Missouri Pooled Hospital Loan Program-Freeman Health
      System); Series 1999 C, VRD RB (LOC-KBC Bank N.V.) (a)(b)(c)    1.65%    08/01/29       1,080      1,080,000
                                                                                                      ------------
NEW YORK-0.63%
   Orange (County of); Series 1999, Various Purpose Unlimited
      Tax GO (f)(g)                                                   5.10%    07/15/08         900        912,641
                                                                                                      ------------
NORTH CAROLINA-3.09%
   North Carolina (State of) Eastern Municipal Power Agency;
      Series 2007 A, Ref. Power System VRD RB (INS-MBIA Insurance
      Corp.) (b)(d)                                                   2.20%    01/01/24       4,460      4,460,000
                                                                                                      ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

                                                                                          PRINCIPAL
                                                                    INTEREST   MATURITY     AMOUNT
                                                                      RATE       DATE       (000)         VALUE
                                                                    --------   --------   ---------   ------------
OHIO-1.23%
   Coshocton (County of) (Memorial Hospital); Series 1999,
      Hospital Facilities VRD RB (LOC-JP Morgan Chase Bank,
      N.A.) (a)(b)                                                    1.80%    03/01/19   $   1,770   $  1,770,000
                                                                                                      ------------
OKLAHOMA-2.61%
   Oklahoma (State of) Development Finance Authority (St. John
      Health System); Series 1999, RB (f)(g)                          5.75%    02/15/09         375        388,475
   Oklahoma (State of) Water Resources Board;
      Series 1995, State Loan Program VRD RB (b)                      1.80%    09/01/24         500        500,000
      Series 2003A, State Loan Program VRD RB (b)                     1.88%    10/01/36         870        870,000
   Tulsa (County of) Industrial Authority; Series 2003 A, Capital
      Improvement VRD RB (b)                                          2.00%    05/15/17       2,000      2,000,000
                                                                                                      ------------
                                                                                                         3,758,475
                                                                                                      ------------
PENNSYLVANIA-0.25%
   East Stroudsburg (City of) School District; Series 2003 A,
      Unlimited Tax GO (f)(g)                                         4.50%    03/01/09         200        203,008
   Philadelphia (City of) Gas Works (1998 General Ordinance);
      Series 1998 B, RB (f)(g)                                        5.00%    07/01/08         150        150,304
                                                                                                      ------------
                                                                                                           353,312
                                                                                                      ------------
SOUTH CAROLINA-7.35%
   Piedmont Municipal Power Agency; Series 2004 B-5, Ref.
      Electric VRD RB (INS-MBIA Insurance Corp.) (b)(d)               2.75%    01/01/31      10,605     10,605,000
                                                                                                      ------------
TEXAS-14.07%
   Bell (County of) Health Facilities Development Corp. (Buckner
      Retirement Services, Inc. Obligated Group); Series 1998,
      RB (f)(g)                                                       5.25%    11/15/08         700        715,864
   Brazos Harbor Industrial Development Corp. (American Rice,
      Inc.); Series 2007 B, Port Facilities VRD IDR (LOC-HSBC
      Bank, N.A.) (a)(b)(c)(e)                                        1.85%    05/01/37       1,500      1,500,000
   Commerce (City of) Independent School District; Series 1998,
      Ref. School Building Unlimited Tax GO (f)(g)                    5.00%    08/15/08         950        956,300
   Crawford (City of) Education Facilities Corp. (Central Houston
      Parking LLC-University Parking System); Series 2004 A, Ref.
      VRD RB (LOC-BNP Paribas) (a)(b)(c)                              1.71%    05/01/35        5,000     5,000,000
   Denton (City of) Independent School District; Series 1993,
      Ref. Unlimited Tax GO (CEP-Texas Permanent School Fund)         5.00%    02/15/09         500        509,744
   Eanes Independent School District; Series 2002, School
      Building Unlimited Tax GO (CEP-Texas Permanent School Fund)     4.00%    08/01/08         200        200,303
   Harrison (County of) Health Facilities Development Corp.
      (Marshall Regional Medical Center); Series 2006, Hospital
      VRD RB (LOC-Regions Bank) (a)(b)                                1.62%    04/01/26       2,072      2,072,000
   Hockley (County of) Industrial Development Corp. (AMOCO);
      Series 1985, VRD PCR (b)(c)                                     2.00%    11/01/19       1,400      1,400,000
   Houston (City of) Higher Education Finance Corp. (Tierwester
      Oaks & Richfield Manor); Series 2003 A, Housing VRD RB
      (LOC-Bank of New York) (a)(b)                                   2.30%    03/01/33       4,900      4,900,000
   Mesquite (City of) Industrial Development Corp. (Championship
      Rodeo, L.P.); Series 1995, Ref. VRD IDR (LOC-JP Morgan
      Chase Bank N.A.) (a)(b)                                         3.10%    12/01/10         630        630,000
   San Antonio (City of) Independent School District (Bexar
      County, Texas);
      Series 1997, School Building Unlimited Tax GO (f)(g)            5.00%    08/15/08         750        753,638
      Series 1997, School Building Unlimited Tax GO (f)(g)            5.00%    08/15/08         250        251,401
   San Antonio (City of);
      Series 2002, Unlimited Tax GO                                   5.00%    08/01/08         250        251,369
      Series 1998 A, Ref. Electric and Gas Systems RB                 5.13%    02/01/09         100        102,228
   Texas (State of); Series 2002 B, Water Financial Assistance
      Unlimited Tax GO                                                5.00%    08/01/08         300        301,334
   Tyler (City of) Independent School District; Series 2005 A,
      Ref. Unlimited Tax GO (CEP-Texas Permanent School Fund)         3.50%    02/15/09         250        253,056
   University of Texas System Board of Regents; Series 1997,
      Permanent University Fund RB                                    5.25%    07/01/08         500        501,219
                                                                                                      ------------
                                                                                                        20,298,456
                                                                                                      ------------
UTAH-0.45%
   University of Utah Board of Regents; Series 1998, Hospital
      RB (f)(g)                                                       5.25%    08/01/08         400        404,953
   Utah (State of); Series 2003 A, Unlimited Tax GO                   4.00%    07/01/08         250        250,368
                                                                                                      ------------
                                                                                                           655,321
                                                                                                      ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

                                                                                          PRINCIPAL
                                                                    INTEREST   MATURITY     AMOUNT
                                                                      RATE       DATE       (000)         VALUE
                                                                    --------   --------   ---------   ------------
WASHINGTON-15.94%
   Lake Tapps Parkway Properties; Series 1999 A, Special Revenue
      VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                             1.67%    12/01/19   $   2,617   $  2,617,000
   Seattle (Port of) Industrial Development Corp. (Sysco Food
      Services of Seattle, Inc.); Series 1994, Ref. VRD RB (b)        1.75%    11/01/25       3,482      3,482,000
   Washington (State of) Health Care Facilities Authority
      (Swedish Health Services); Series 2006, VRD RB
      (LOC-Citibank, N.A.) (a)(b)(h)                                  1.65%    11/15/26       9,348      9,348,000
   Washington (State of) Housing Finance Commission (LTC
      Properties, Inc.); Series 1995, MFH VRD RB (LOC-U.S. Bank,
      N.A.) (a)(b)(e)                                                 1.80%    12/01/15       3,085      3,085,000
   Washington (State of) Housing Finance Commission (Sherwood
      Springs Apartments); Series 1997 A, MFH VRD RB (LOC-U.S.
      Bank, N.A.) (a)(b)(e)                                           1.80%    09/01/27       4,460      4,460,000
                                                                                                      ------------
                                                                                                        22,992,000
                                                                                                      ------------
WISCONSIN-1.84%
   River Falls (City of) (Quadion Corp.); Series 1994, VRD IDR
      (LOC-U.S. Bank, N.A.) (a)(b)(e)(h)                              1.80%    11/01/14         855        855,000
   Rock (County of); Series 2007, Promissory Notes Unlimited Tax
      GO                                                              4.25%    07/10/08         300        300,139
   Wisconsin (State of) Health & Educational Facilities Authority
      (Valley Packaging Industries Inc.); Series 2005, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                          1.85%    07/01/35       1,035      1,035,000
   Wisconsin (State of);
      Series 1999 A, Ref. Unlimited Tax GO (f)(g)                     5.00%    05/01/09         200        205,310
      Series 1993-2, Ref. Unlimited Tax GO                            5.13%    11/01/08         250        253,172
                                                                                                      ------------
                                                                                                         2,648,621
                                                                                                      ------------
WYOMING-4.92%
   Gillette (City of) (Pacificorp); Series 1988, Ref. Customized
      Purchase VRD PCR (LOC-Barclays Bank PLC) (a)(b)(c)              1.66%    01/01/18       7,100      7,100,000
TOTAL INVESTMENTS(i)(j)-94.90%
   (Cost $136,929,356)                                                                                 136,929,356
                                                                                                      ------------
OTHER ASSETS LESS LIABILITIES-5.10%                                                                      7,354,675
                                                                                                      ------------
NET ASSETS-100.00%                                                                                    $144,284,031
                                                                                                      ============

Investment Abbreviations:

CEP    -- Credit Enhancement Provider
GO     -- General Obligation Bonds
IDR    -- Industrial Development Revenue Bonds
INS    -- Insurer
LOC    -- Letter of Credit
MFH    -- Multi-Family Housing
PCR    -- Pollution Control Revenue Bonds
RB     -- Revenue Bonds
Ref.   -- Refunding
VRD    -- Variable Rate Demand

Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2008.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     France: 6.0%; United Kingdom: 6.9%; other countries less than 5%: 7.8%.

(d) Principal and/or interest payments are secured by the bond insurance company listed.

(e)  Security subject to the alternative minimum tax.

(f)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(g) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2008 was $13,203,000, which represented 9.15% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                    Percentage
--------                    ----------
MBIA Insurance Corp.           11.8%
U.S. Bank, N.A.                11.7
Citigroup                       6.5
BNP Paribas                     6.0
JPMorgan Chase Bank, N.A.       5.3

(j)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2008
(Unaudited)

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
U.S. GOVERNMENT SPONSORED AGENCY
   SECURITIES-45.30%
FEDERAL FARM CREDIT BANK (FFCB)-0.35%
Floating Rate Bonds,  2.04%(a)                 03/17/09   $       2,000   $     2,000,000
FEDERAL HOME LOAN BANK (FHLB)-19.68%
   Unsec. Bonds
   3.50%                                       02/13/09           2,030         2,046,816
   2.90%                                       02/27/09          10,000        10,000,000
   2.85%                                       03/04/09           5,000         5,000,000
   3.00%                                       03/04/09           5,000         5,000,000
   2.38%                                       03/10/09          10,000        10,011,906
   Unsec. Disc. Notes(b)
   2.57%                                       07/30/08           5,000         4,978,940
   2.05%                                       10/03/08           5,000         4,964,695
   1.90%                                       10/27/08          10,000         9,921,889
   2.22%                                       11/28/08           8,500         8,405,565
   Unsec. Floating Rate Bonds(a)
   2.21%                                       12/12/08           5,000         5,000,000
   2.40%                                       02/17/09           5,000         5,000,000
   2.19%                                       02/19/09           5,000         5,000,000
   2.22%                                       03/20/09          10,000        10,000,000
   2.27%                                       03/27/09          25,000        25,000,000
   2.43%                                       05/27/09           3,000         3,001,022
                                                                          ---------------
                                                                              113,330,833
                                                                          ---------------
FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-17.99%
   Series M006, Class A
   Taxable Multi-Family VRD Ctfs.
   2.38%(c)                                    10/15/45          29,772        29,772,026
   Sr. Unsec. Disc. Notes(b)
   2.06%                                       07/14/08           9,021         8,998,803
   2.00%                                       07/28/08          13,440        13,397,442
   2.02%                                       07/28/08           5,650         5,631,927
   2.07%                                       08/22/08           8,000         7,962,280
   2.08%                                       08/29/08          10,000         9,948,578
   2.11%                                       09/16/08           5,000         4,968,643
   2.07%                                       10/14/08          10,000         9,922,375
   Sr. Unsec. Floating Rate Notes
   2.54%(a)                                    09/30/08           3,000         2,999,403
   Unsec. Floating Rate Notes
   2.43%(a)                                    10/19/09          10,000         9,998,972
                                                                          ---------------
                                                                              103,600,449
                                                                          ---------------

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-7.28%
   Sr. Unsec. Disc. Notes(b)
   4.01%                                       06/04/08   $       1,192   $     1,191,602
   5.01%                                       06/06/08             500           499,652
   2.06%                                       06/25/08           4,213         4,207,214
   2.00%                                       07/23/08           8,000         7,976,889
   2.05%                                       10/31/08           6,430         6,374,345
   1.88%                                       01/30/09          10,000         9,873,108
   2.07%                                       01/30/09           1,843         1,817,240
   Unsec. Floating Rate Notes
   2.26%(a)                                    10/07/09          10,000         9,995,937
                                                                          ---------------
                                                                               41,935,987
                                                                          ---------------
   Total U.S. Government Sponsored Agency
      Securities (Cost $260,867,269)                                          260,867,269
                                                                          ---------------
TOTAL INVESTMENTS (excluding Repurchase Agreements)-45.30%
   (Cost $260,867,269)                                                        260,867,269
                                                                          ---------------

                                                            REPURCHASE
                                                              AMOUNT
                                                          -------------
REPURCHASE AGREEMENTS-54.75%(d)
Barclays Capital Inc., Joint agreement dated
   05/30/08, aggregate maturing value
   $718,416,705 (collateralized by U.S.
   Government sponsored agency obligations
   valued at $732,644,674; 2.75%-6.00%,
   12/15/09-06/29/22)
   2.30%, 06/02/08                                           60,348,044        60,336,480

BNP Paribas Securities Corp., Joint agreement
   dated 05/30/08, aggregate maturing value
   $250,047,917 (collateralized by U.S.
   Government sponsored agency obligations
   valued at $255,000,441; 2.75%-5.25%,
   12/24/08-04/11/11)
   2.30%, 06/02/08                                           25,004,792        25,000,000

Credit Suisse Securities (USA) LLC, Joint
   agreement dated 05/30/08, aggregate
   maturing value $250,047,917 (collateralized
   by a U.S. Government sponsored agency
   obligations valued at $255,000,973; 0%,
   08/14/08-10/08/08)
   2.30%, 06/02/08                                           25,004,792        25,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                                                            REPURCHASE
                                                              AMOUNT           VALUE
                                                          -------------   ---------------
REPURCHASE AGREEMENTS-(CONTINUED)
Deutsche Bank Securities Inc., Joint agreement
   dated 05/30/08, aggregate maturing value
   $500,095,833 (collateralized by U.S.
   Government sponsored agency obligations
   valued at $510,000,108; 0%-7.00%,
   07/08/08-06/13/33)
   2.30%, 06/02/08                                        $ 130,024,917   $   130,000,000

Fortis Securities LLC, Joint agreement dated
   05/30/08, aggregate maturing value
   $275,052,708 (collateralized by U.S.
   Government sponsored agency obligations
   valued at $280,500,014; 0%-6.50%,
   08/15/08-02/15/36)
   2.30%, 06/02/08                                           25,004,792        25,000,000

RBC Capital Markets Corp., Joint agreement
   dated 05/30/08, aggregate maturing value
   $250,047,917 (collateralized by U.S.
   Government sponsored agency obligations
   valued at $255,004,889; 2.88%-6.30%,
   05/21/09-02/16/22)
   2.30%, 06/02/08                                           25,004,792        25,000,000

                                                            REPURCHASE
                                                              AMOUNT           VALUE
                                                          -------------   ---------------

REPURCHASE AGREEMENTS-(CONTINUED)
Societe Generale S.A., Joint agreement dated
   05/30/08, aggregate maturing value
   $150,028,750 (collateralized by U.S.
   Government sponsored agency obligations
   valued at $153,001,025; 0%,
   09/18/28-09/29/28
   2.30%, 06/02/08                                        $  25,004,792   $    25,000,000
                                                                          ---------------
      Total Repurchase Agreements
         (Cost $315,336,480)                                                  315,336,480
                                                                          ---------------
TOTAL INVESTMENTS(e)-100.05%
   (Cost $576,203,749)                                                        576,203,749
                                                                          ---------------
OTHER ASSETS LESS LIABILITIES-(0.05)%                                            (282,080)
                                                                          ---------------
NET ASSETS-100.00%                                                        $   575,921,669
                                                                          ===============

Investment Abbreviations:
Ctfs.    -- Certificates
Disc.    -- Discounted
Sr.      -- Senior
Unsec.   -- Unsecured
VRD      -- Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2008.

(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2008.

(d)  Principal amount equals value at period end. See Note 1G.

(e)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TREASURER'S SERIES TRUST

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS - The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

          The Funds may periodically participate in litigation related to Fund's investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

          The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS PREMIER PORTFOLIO - To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a grater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

E. OTHER RISKS PREMIER TAX-EXEMPT PORTFOLIO - The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

          Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

          There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

AIM TREASURER'S SERIES TRUST

F. OTHER RISKS PREMIER U.S. GOVERNMENT MONEY PORTFOLIO - The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

G. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Item 2. Controls and Procedures.

    (a) As of June 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

    (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

        Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer's Series Trust

By:   /s/ KAREN DUNN KELLEY
      -----------------------------------------------------------
      Karen Dunn Kelley
      Principal Executive Officer

Date: July 30, 2008


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ KAREN DUNN KELLEY
      -----------------------------------------------------------
      Karen Dunn Kelley
      Principal Executive Officer

Date: July 30, 2008


By:   /s/ SIDNEY M. DILGREN
      -----------------------------------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: July 30, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.